THE ADVISORS' INNER CIRCLE FUND

                              AIG MONEY MARKET FUND


                        SUPPLEMENT DATED JANUARY 7, 2004
                  TO THE CLASS A PROSPECTUS DATED MARCH 1, 2003


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE CLASS A PROSPECTUS.

--------------------------------------------------------------------------------

Effective December 31, 2003, the first sentence of the second paragraph under the "Investment Adviser" section on page 5 of the Prospectus is removed and replaced with the following:

Effective December 31, 2003, the adviser for the AIG Money Market Fund (the "Fund"), AIG Capital Management Corp., an indirect and wholly owned subsidiary of American International Group, Inc., merged with AIG Global Investment Corp. ("AIGGIC"), also an indirect, wholly owned subsidiary of American International Group, Inc. AIGGIC now serves as the Fund's investment adviser and is registered with the Securities and Exchange Commission as an investment adviser. The same investment personnel will continue to manage the Fund's investments, and there will be no change to the investment advisory services provided to the Fund, or to the investment management fees charged to the Fund.

In addition, all other references to "AIG Capital Management Corp." are replaced with "AIG Global Investment Corp."


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


AIG-SK-001-0100

                         THE ADVISORS' INNER CIRCLE FUND

                              AIG MONEY MARKET FUND


                        SUPPLEMENT DATED JANUARY 7, 2004
                  TO THE CLASS B PROSPECTUS DATED MARCH 1, 2003


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS B PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE CLASS B PROSPECTUS.

--------------------------------------------------------------------------------

Effective December 31, 2003, the first sentence of the second paragraph under the "Investment Adviser" section on page 5 of the Prospectus is removed and replaced with the following:

Effective December 31, 2003, the adviser for the AIG Money Market Fund (the "Fund"), AIG Capital Management Corp., an indirect and wholly owned subsidiary of American International Group, Inc., merged with AIG Global Investment Corp. ("AIGGIC"), also an indirect, wholly owned subsidiary of American International Group, Inc. AIGGIC now serves as the Fund's investment adviser and is registered with the Securities and Exchange Commission as an investment adviser. The same investment personnel will continue to manage the Fund's investments, and there will be no change to the investment advisory services provided to the Fund, or to the investment management fees charged to the Fund.

In addition, all other references to "AIG Capital Management Corp." are replaced with "AIG Global Investment Corp."


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




AIG-SK-002-0100

THE ADVISORS' INNER CIRCLE FUND

                              AIG MONEY MARKET FUND


                        SUPPLEMENT DATED JANUARY 7, 2004
               TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MARCH 1, 2003


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

--------------------------------------------------------------------------------

Effective December 31, 2003, the "Adviser" section of the SAI is supplemented with the following:

Effective December 31, 2003, the adviser for the AIG Money Market Fund (the "Fund"), AIG Capital Management Corp., an indirect and wholly owned subsidiary of American International Group, Inc., merged with AIG Global Investment Corp. ("AIGGIC"), also an indirect, wholly owned subsidiary of American International Group, Inc. AIGGIC now serves as the Fund's investment adviser and is registered with the Securities and Exchange Commission as an investment adviser. The same investment personnel will continue to manage the Fund's investments, and there will be no change to the investment advisory services provided to the Fund, or to the investment management fees charged to the Fund.

In addition, all other references to "AIG Capital Management Corp." are replaced with "AIG Global Investment Corp."


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.